Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases1 [Abstract]
Lease Liabilities

Lease liabilities
At December 31, 2023	$—
Leases assumed as part of Argonaut transaction (Note 6)	47.2
Payments	(10.6)
Interest (Note 20)	1.4
Foreign exchange revaluation	(1.4)
At December 31, 2024	$36.6
Payments	(16.5)
Interest (Note 20)	2.3
Foreign exchange revaluation	0.6
At December 31, 2025	$23.0
Current portion	11.8
Non-current portion	11.2